Trade and other payables (Tables)	12 Months Ended
Jun. 30, 2022
1 year or less [member]
Statement [line items]
Summary of trade and other payables

	2022	2021
	A$’000	A$’000

Trade payables	1,524	1,893
Accrued payables	2,236	3,040

	3,760	4, 933